Percentages by which Shares Subject to Options will be Reduced (Detail)	Dec. 31, 2015
Schedule of Investments [Abstract]
Date of Reduction, As from 03/31/2016	10.00%
Date of Reduction, As from 03/31/2017	18.00%
Date of Reduction, As from 03/31/2018	18.00%
Date of Reduction, As from 03/31/2019	18.00%
Date of Reduction, As from 03/31/2020	18.00%
Date of Reduction, As from 03/31/2021	18.00%